Expense Example - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2020 Fund	Sep. 08, 2023 USD ($)
Fidelity Advisor Freedom Blend 2020 Fund - Class Z
Expense Example:
1 year	$ 35
3 years	109
5 years	191
10 years	431
Fidelity Advisor Freedom Blend 2020 Fund - Class C
Expense Example:
1 year	247
3 years	456
5 years	787
10 years	1,520
Fidelity Advisor Freedom Blend 2020 Fund - Class M
Expense Example:
1 year	443
3 years	639
5 years	852
10 years	1,464
Fidelity Advisor Freedom Blend 2020 Fund - Class A
Expense Example:
1 year	641
3 years	783
5 years	937
10 years	1,384
Fidelity Advisor Freedom Blend 2020 Fund - Class I
Expense Example:
1 year	45
3 years	141
5 years	246
10 years	$ 555